Subsequent Events		12 Months Ended
	Feb. 02, 2017	Dec. 31, 2016
Subsequent Events	4. Subsequent Events There have been no events subsequent to February 9, 2017 that would require additional adjustments to or disclosure in our financial statements.
Solaris LLC
Subsequent Events

14.        Subsequent Events

The Company has evaluated events and transactions subsequent to the balance sheet date and through March 15, 2017, the date the financial statements were available to be issued.

In March 2017, two existing members that were assigned 21,052 and 6,316 units, respectively, paid off their applicable promissory notes and interest for $2.4 million and $0.7 million in cash, respectively.